Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Operating Leases Future Minimum Payments Due [Line Items]
Collateral of outstanding letters of credit	$ 5
Credit facility expiry date	Aug. 27, 2016
Rental expense incurred	80	91	91
syndicate of commercial banks
Operating Leases Future Minimum Payments Due [Line Items]
Senior unsecured revolving credit facility	$ 525